Summary of Significant Accounting Policies - Schedule of the Currency Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USD [Member]
Schedule of the Currency Exchange Rates [Line Items]
Year-end spot rate	1	1
Average rate	1	1
RMB [Member]
Schedule of the Currency Exchange Rates [Line Items]
Year-end spot rate	7.2993	7.0999
Average rate	7.1957	7.0809